Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure Income Taxes Tables Abstract
Schedule of income tax expense

The reconciliation of the provision for income taxes at the federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2018	2017

Income tax recovery at statutory rate	$(281,940)	$(158,120)
Permanent differences and other	80,404	(1,505)
Change in enacted tax rate	(2,442)	27,342
Change in substantive tax rates of foreign jurisdiction	—	(15,967)
Change in valuation allowance	203,978	148,250
Income tax provision	$—	$—

Schedule of deferred income tax assets and liabilities

The significant components of deferred income tax assets and liabilities are as follows:

	2018	2017

Net operating losses carried forward	$708,497	$506,004
Property and equipment	152,406	152,996
Intangible assets	56,023	53,948
Valuation allowance	(916,926)	(712,948)
Net deferred income tax asset	$—	$—

Schedule of net operating losses carried forward expiring

The Company has net operating losses carried forward of $2,672,742 which may be carried forward to apply against future years’ taxable income, subject to the final determination by taxation authorities, expiring in the following years:

	Canada	USA

2029	$—	$54,040
2030	—	101,259
2034	367,617	—
2035	478,547	1,003
2036	188,742	1,000
2037	412,456	—
2038	976,901	99,586
	$2,424,263	$256,888